Note 22	12 Months Ended
Dec. 31, 2024
Financial liabilities at amortised cost [Abstract]
Disclosure of Financial liabilities at amortised cost [Text Block]	Financial liabilities at amortized costBreakdown of the balance
The breakdown of the balance under these headings in the consolidated balance sheets is as follows:

Financial liabilities measured at amortized cost (Millions of Euros)
	2024	2023	2022 ⁽¹⁾
Deposits	496,720	473,835	459,662
Deposits from central banks	14,668	20,309	38,323
Demand deposits	657	159	205
Time deposits and other	6,369	12,203	33,534
Repurchase agreement	7,642	7,947	4,584
Deposits from credit institutions	34,406	40,039	26,935
Demand deposits	6,977	6,629	11,434
Time deposits and other	15,049	12,871	11,787
Repurchase agreement	12,380	20,539	3,714
Customer deposits	447,646	413,487	394,404
Demand deposits	331,780	317,543	316,082
Time deposits and other	106,658	91,740	76,063
Repurchase agreement	9,208	4,204	2,259
Debt certificates issued	69,867	68,707	55,429
Other financial liabilities	17,753	15,046	14,081
Total	584,339	557,589	529,172
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
As of December 31, 2024, all drawdowns of the TLTRO III program have been repaid. As of December 31, 2023 and 2022, the amount recorded in "Deposits from central banks - Time deposits and other" included the drawdowns of the TLTRO III facilities of the ECB, mainly by BBVA, S.A., amounting to €3,660 million and €26,711 million, respectively.
Deposits from credit institutions
The breakdown by geographical area and the nature of the related instruments of this heading in the consolidated balance sheets is as follows:

Deposits from credit institutions (Millions of Euros)
	Demand deposits	Time deposits and other (1)	Repurchase agreements	Total
December 2024
Spain	1,039	3,116	538	4,693
Mexico	973	981	231	2,185
Turkey	158	2,002	2	2,162
South America	577	2,387	—	2,963
Rest of Europe	2,942	3,313	11,578	17,832
Rest of the world	1,289	3,250	31	4,570
Total	6,977	15,049	12,380	34,406
December 2023
Spain	1,252	2,434	899	4,585
Mexico	789	642	—	1,431
Turkey	16	535	37	587
South America	416	2,242	—	2,659
Rest of Europe	3,011	2,742	19,344	25,097
Rest of the world	1,145	4,277	259	5,681
Total	6,629	12,871	20,539	40,039
December 2022
Spain	1,215	1,429	67	2,709
Mexico	855	732	—	1,587
Turkey	10	633	29	672
South America	844	2,251	—	3,095
Rest of Europe	3,613	2,944	1,669	8,226
Rest of the world	4,897	3,797	1,949	10,645
Total	11,434	11,787	3,714	26,935
(1) Subordinated deposits are included amounting to €48, €35 and €24 million as of December 31, 2024, 2023 and 2022, respectively.
Customer deposits
The breakdown by geographical area of this heading in the consolidated balance sheets, by type of instrument, is as follows:

Customer deposits (Millions of Euros)
	Demand deposits	Time deposits and other ⁽¹⁾ ⁽²⁾	Repurchase agreements	Total
December 2024
Spain	186,489	22,501	6,474	215,464
Mexico	70,133	14,319	987	85,439
Turkey	23,228	25,388	652	49,267
South America	32,443	20,232	—	52,675
Rest of Europe	17,170	17,613	1,095	35,878
Rest of the world	2,318	6,605	—	8,922
Total	331,780	106,658	9,208	447,646
December 2023
Spain	179,825	17,952	4	197,780
Mexico	76,122	15,067	1,638	92,828
Turkey	20,423	21,485	1,331	43,239
South America	26,888	17,349	—	44,237
Rest of Europe	12,863	16,257	1,231	30,350
Rest of the world	1,422	3,630	—	5,052
Total	317,543	91,740	4,204	413,487
December 2022 ⁽¹⁾
Spain	188,803	13,937	2	202,742
Mexico	64,671	12,916	630	78,217
Turkey	22,117	17,254	747	40,118
South America	27,083	14,505	—	41,587
Rest of Europe	11,670	14,224	880	26,774
Rest of the world	1,737	3,228	—	4,965
Total	316,082	76,063	2,259	394,404
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
(2) Subordinated deposits are included amounting to €8 million as of December 31, 2024. As of December 31, 2023 and 2022, no subordinated deposits were recorded under this heading.
Debt certificates
The breakdown of the balance under this heading, by type of financial instrument and by currency, is as follows:

Debt certificates issued (Millions of Euros)
	2024	2023	2022
In Euros	37,118	44,622	35,611
Promissory bills and notes	1,360	5,416	1,079
Non-convertible bonds and debentures	17,788	16,256	16,979
Covered bonds	5,825	6,734	7,665
Hybrid financial instruments (1)	519	800	959
Securitization bonds	2,201	2,168	2,501
Wholesale funding	1,030	6,182	139
Subordinated liabilities	8,395	7,066	6,289
Convertible perpetual certificates	2,750	3,000	3,000
Other non-convertible subordinated liabilities	5,645	4,066	3,289
In foreign currencies	32,748	24,086	19,819
Promissory bills and notes	2,962	336	351
Non-convertible bonds and debentures	12,136	8,684	9,323
Covered bonds	95	99	114
Hybrid financial instruments (1)	5,327	4,722	3,724
Securitization bonds	—	—	—
Wholesale funding	1,067	1,479	111
Subordinated liabilities	11,161	8,766	6,196
Convertible perpetual certificates	2,888	2,715	1,876
Other non-convertible subordinated liabilities	8,273	6,051	4,320
Total	69,867	68,707	55,429
Subordinated liabilities
The breakdown of this heading in the consolidated balance sheets is as follows:

Memorandum item: Subordinated liabilities at amortized cost (Millions of Euros)
	2024	2023	2022
Subordinated deposits	56	35	24
Subordinated certificates	19,556	15,832	12,485
Compound convertible financial instruments	5,638	5,715	4,876
Other non-convertible subordinated liabilities	13,918	10,117	7,609
Total	19,612	15,867	12,509
The balance variances are mainly due to the following transactions:
Perpetual Contingent Convertible Securities
The Annual General Shareholders' Meeting of BBVA held on April 20, 2021, resolved, under agenda item five, to authorize the Board of Directors of BBVA, with sub-delegation powers, to issue convertible securities, whose conversion is contingent and which are intended to meet regulatory requirements for their eligibility as capital instruments (CoCo), in accordance with the solvency regulations applicable from time to time, subject to the legal and statutory provisions that may be applicable at any time. The Board of Directors may make issues on one or several times within the maximum term of five years from the date on which this resolution was adopted, up to the maximum overall amount of €8 billion or its equivalent in any other currency. The Board of Directors may also resolve to exclude, either fully or partially, the pre-emptive subscription rights of shareholders within the framework of a concrete issuance, complying in all cases with the legal requirements and limitations established for this purpose at any given time.
Under that delegation, BBVA has made the following contingently convertible issuances that qualify as additional tier 1 capital of the Bank and the Group in accordance with Regulation (EU) 575/2013 throughout the financial years 2023 and 2024:
–On June 21, 2023, BBVA carried out an issuance of perpetual contingent convertible securities with exclusion of shareholders' pre-emptive subscription rights, for a total nominal amount of €1 billion. This issuance is listed in the Global Exchange Market of Euronext Dublin and was targeted only at qualified investors, not being offered or sold to any retail clients.
–On September 19, 2023, BBVA carried out an issuance of perpetual contingent convertible securities with exclusion of shareholders' pre-emptive subscription rights, for a total nominal amount of USD 1 billion. This issuance is listed on the New York Stock Exchange and was targeted only at qualified investors, not being offered or sold to any retail clients.
–On June 13, 2024, BBVA carried out an issuance of perpetual contingent convertible securities with exclusion of shareholders' pre-emptive subscription rights, for a total nominal amount of €750 million. This issuance is listed in the Global Exchange Market of Euronext Dublin and was targeted only at qualified investors, not being offered or sold to any retail clients.
Additionally, on January 14, 2025, BBVA carried out an issuance of perpetual contingent convertible securities with exclusion of shareholders' pre-emptive subscription rights, for a total nominal amount of USD 1 billion. This issuance is listed on the New York Stock Exchange and was targeted only at qualified investors, not being offered or sold to any retail clients.
These perpetual securities issued, where appropriate, must be converted into newly issued ordinary shares of BBVA if the CET 1 ratio of the Bank or the Group is less than 5.125%, in accordance with their respective terms and conditions.
These type of issuances made by the Bank may be fully redeemed at BBVA's option only in the cases contemplated in their respective terms and conditions and, in any case, in accordance with the provisions of the applicable legislation. In particular, throughout the financial years 2022, 2023 and 2024 the Bank has early redeemed the following issues:
–On May 24, 2022, the Bank early redeemed the contingently convertible preferred securities (which qualified as additional tier 1 instruments) issued by the Bank on May 24, 2017, for an amount of €500 million on the First Reset Date and once the prior consent from the Regulator was obtained.
–On September 24, 2023, the Bank early redeemed the issuance of contingently convertible preferred securities (which qualified as additional tier 1 instruments) carried out by the Bank on September 24, 2018, for an amount of €1 billion on the First Reset Date and once the prior consent from the Regulator was obtained.
–On March 29, 2024, the Bank early redeemed the issuance of contingently convertible preferred securities (which qualified as additional tier 1 instruments) carried out by the Bank on March 29, 2019, for an amount of €1 billion on the First Reset Date and once the prior consent from the Regulator was obtained.
Additionally, on January 28, 2025, the Bank announced its irrevocable decision to redeem in whole on March 5, 2025, the issuance of contingently convertible preferred securities (which qualified as additional tier 1 instruments) carried out by the Bank on September 5, 2019, for an amount of USD 1 billion on the First Reset Date and once the prior consent from the Regulator was obtained.
Convertible Securities
The Annual General Shareholders' Meeting of BBVA held on March 18, 2022, resolved, under agenda item five, to confer authority on the Board of Directors of BBVA, with sub-delegation powers, to issue securities convertible into new BBVA shares (other than contingently convertible securities, envisaged to meet regulatory requirements for their eligibility as capital instruments (CoCo) referred to in the resolutions adopted by BBVA's Annual General Shareholders' Meeting held on April 20, 2021, under agenda item five), subject to provisions in the law and in BBVA's bylaws that may be applicable at any time, on one or several occasions within the maximum term of five years to be counted as from the date on which the resolution was adopted, up to a maximum total amount of €6 billion, or the equivalent in any other currency. The Board of Directors may also resolve to exclude, either fully or partially, the pre-emptive subscription rights of shareholders within the framework of a specific issuance, limiting this power to the extent that the nominal amount of the capital increases agreed or executed in order to satisfy conversion of the issues carried out excluding the pre-emptive subscription right by virtue of this power (without prejudice to anti-dilution adjustments) and any agreed or executed in use of the power under the item 4 of the Agenda of the same General Meeting, described in Note 26, excluding the pre-emptive subscription right, do not exceed a maximum aggregated nominal amount of 10% of BBVA's share capital at the time the resolution was adopted.
As of the date of preparation of these Consolidated Financial Statements, the Bank has not made use of the authority granted by the BBVA Annual General Shareholders' Meeting held on March 18, 2022.
Other financial liabilities
The breakdown of the balance under this heading in the consolidated balance sheets is as follows:

Other financial liabilities (Millions of Euros)
	2024	2023	2022 ⁽¹⁾
Lease liabilities	1,467	1,507	1,398
Creditors for other financial liabilities	4,859	3,439	3,584
Collection accounts	3,693	3,642	3,426
Creditors for other payment obligations	7,734	6,458	5,673
Total	17,753	15,046	14,081
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).

A breakdown of the maturity of the lease liabilities, due after December 31, 2024 is provided below:

Maturity of future payment obligations (Millions of Euros)
	Up to 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Leases	175	285	239	768	1,467